Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	¥ 5,673,370	¥ 0
Carrying amounts, Assets	173,810	0
Carrying amounts, Liabilities	11,535	0
Equity swaps [member] | Stock price risk [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	40,752	48,511
Carrying amounts, Assets	0	1,856
Carrying amounts, Liabilities	¥ 4,407	¥ 30